Arrow Investments Trust

Arrow Risk Premia Fund

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Arrow Risk Premia Fund (the “Fund”), a series of Arrow Investments Trust. The exhibits mirror risk/return summary information for the Fund in a supplement filed with the Securities and Exchange Commission pursuant to Rule 497(c) on September 2, 2014 (Accession Number: 0000910472-14-003927), which is incorporated herein by reference.